Long-term Investments, Net - Summary of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long-term Investments [Abstract]
Equity investments accounted for using the measurement alternative	¥ 3,344,465		¥ 1,791,393
Equity investments accounted for using the equity method	1,235,289		188,199
Investments accounted for at fair value	922,770		253,346
Total	¥ 5,502,524	$ 863,466	¥ 2,232,938